Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Comprehensive Income [Abstract]
Net income		$ 225,877	$ 85,723	$ 2,598
Other components of comprehensive income (loss), net of tax:
Change in fair value of derivatives, net of deferred tax	[1],[2]	(19,668)	(530)	3,926
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[1],[3]	2,829	3,717	1,239
Comprehensive income		$ 209,038	$ 88,910	$ 7,763

[1]	See Note 11 to Notes to Consolidated Financial Statements.
[2]	The associated deferred tax benefit for the years ended December 31, 2019 and 2018 was $3.5 million and $0.7 million, respectively. The associated deferred tax expense was $0.6 million for the year ended December 31, 2017.
[3]	The associated deferred tax expense was $0.4 million, $0.3 million and $0.2 million for the years ended December 31, 2019, 2018 and 2017, respectively.